Stockholders' equity and dividend payment, Stockholders' equity (Details)	12 Months Ended
	Dec. 31, 2022 Vote $ / shares shares	Dec. 31, 2021 shares
Common Stock [Abstract]
Number of vote per common stock | Vote	1
Common Stock [Member]
Stockholders' Equity [Abstract]
Issued, Beginning balance (in shares)	166,126,770	170,798,328
Restricted stock issued (in shares)	852,948	841,696
Retirement of treasury shares (in shares)	(4,326,379)	(5,513,254)
Issued, Ending balance (in shares)	162,653,339	166,126,770
Par value (in dollars per share) | $ / shares	$ 0.01
Number of shares authorized for issue (in shares)	250,000,000